SHARE BASED COMPENSATION - Equity incentive plans (Details)	12 Months Ended
	Dec. 31, 2021 Options EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments Options $ / shares	Apr. 28, 2021 shares	Apr. 27, 2021 shares
SHARE BASED COMPENSATION
Number of Common Shares available for issuance | shares			3,965,000	3,180,000
Balance at beginning of period (in shares) | Options	1,228,410
Balance at end of period (in shares) | Options	1,816,302	1,228,410
Balance at beginning of period (in CAD per share) | $ / shares	$ 6.37
Balance at end of period (in CAD per share) | $ / shares	$ 8.95	$ 6.37
Deferred Share Units
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)	120,000	408,000
Granted (in shares)	178,800	80,000
Exercised (in shares)		(50,000)
Forfeited / Cancelled (in shares)	(51,855)	(318,000)
Balance at end of period (in shares)	246,945	120,000
Restricted Share Units
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)	210,000
Granted (in shares)	75,000	210,000
Exercised (in shares)	(50,000)	0
Balance at end of period (in shares)	235,000	210,000
FSO Options
SHARE BASED COMPENSATION
Balance at beginning of period (in shares) | Options	1,228,410	745,576
Granted (in shares) | Options	1,141,364	818,858
Exercised (in shares) | Options	(132,220)	(11,667)
Expired (in shares) | Options		(750)
Forfeited / Cancelled (in shares) | Options	(421,252)	(323,607)
Balance at end of period (in shares) | Options	1,816,302	1,228,410
Balance at beginning of period (in CAD per share) | $ / shares	$ 6.37	$ 6.02
Granted (in CAD per share) | $ / shares	13.65	7.28
Exercised (in CAD per share) | $ / shares	7.08	2.30
Expired (in CAD per share) | $ / shares		44.86
Forfeited / Cancelled (in CAD per share) | $ / shares	14.76	7.91
Balance at end of period (in CAD per share) | $ / shares	$ 8.95	$ 6.37